Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Interest income	€ 0.1	€ 0.2
Gain on derivatives	5.0	0.5
Net foreign exchange gains arising on retranslation of financial assets and liabilities	1.1	0.9
Total finance income	6.2	1.6
Interest expense	(11.0)	(15.3)
Net pension interest costs	(0.9)	(0.9)
Amortization of borrowing costs	(0.1)	(1.2)
Interest on unwinding discounted items	(0.3)	(0.3)
Finance costs	12.3	17.7
Net financing costs	€ (6.1)	€ (16.1)